SCHEDULE OF TOTAL ASSETS, LIABILITIES AND COMMON STOCK ACQUIRED (Details) - Laser Photonics Acquisition [Member]	Aug. 05, 2025 USD ($)
AssetsLiabilitiesAndCommonStockLineItems [Line Items]
Accounts Receivable/Other Receivable	$ 1,524
Inventory	573,537
PP&E	68,638
Accounts Payable/Other Liability	(10,549)
Common Stock	(3,000)
APIC	(8,397,000)
Deemed Dividend for Common Control Acquisition	$ (7,766,850)